Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Parentheticals) $ in Thousands	2 Months Ended
Mar. 31, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of Series A convertible preferred stock, net of issuance costs	$ 69